Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Schedule of computation of basic earnings per share

	For the years ended December 31,
	2023		2024		2025
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
Earnings per share – basic:
Numerator:
Allocation of net income attributable to High Templar Tech Limited for basic computation	27,698,446	11,435,093	59,881,000	31,850,395	431,112,989	61,648,338	277,514,407	39,684,032
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	153.79	63.49	119.37	63.49	98.63	98.63	63.49	63.49
Denominator used for basic earnings per share	153.79	63.49	119.37	63.49	98.63	98.63	63.49	63.49
Earnings per share – basic	0.18	0.18	0.50	0.50	4.37	0.63	4.37	0.63

Schedule of computation of diluted earnings per share

	For the years ended December 31,
	2023		2024		2025
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
Earnings per share – diluted:
Numerator:
Allocation of net income attributable to HTT for diluted computation	27,952,696	11,180,843	60,715,780	31,015,615	439,063,867	62,785,298	269,563,529	38,547,072
Reallocation of net income attributable to HTT as a result of conversion of Class B to Class A shares	11,180,843	—	31,015,615	—	269,563,529	38,547,072	—	—
Allocation of net income attributable to HTT	39,133,539	11,180,843	91,731,395	31,015,615	708,627,396	101,332,370	269,563,529	38,547,072
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	153.79	63.49	119.37	63.49	98.63	98.63	63.49	63.49
Conversion of Class B to Class A ordinary shares	63.49	—	63.49	—	63.49	63.49	—	—
Adjustments for dilutive share options	4.94	—	4.92	—	4.79	4.79	—	—
Denominator used for diluted earnings per share	222.22	63.49	187.78	63.49	166.91	166.91	63.49	63.49
Earnings per share – diluted	0.18	0.18	0.49	0.49	4.25	0.61	4.25	0.61

Schedule of computation of basic and diluted earnings per ADS

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	Class A	Class A	Class A	Class A
Earnings per share – ADS:
Denominator used for earnings per ADS – basic	153.79	119.37	98.63	98.63
Denominator used for earnings per ADS – diluted	158.73	124.29	103.42	103.42
Earnings per ADS – basic	0.18	0.50	4.37	0.63
Earnings per ADS – diluted	0.18	0.49	4.25	0.61